Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes
23. Income Taxes

a) Tax Rate Reconciliation to the Canadian Statutory Income Tax Rate

(CAD$ in millions)	2025	2024
Profit (loss) from continuing operations before taxes	$1,656	$(718)
Profit from discontinued operations (Note 5(c))	—	1,631
Gain on sale of discontinued operations (Note 5(c))	—	978
Profit for the year from continuing and discontinued operations before taxes	$1,656	$1,891

Tax expense at the Canadian statutory income tax rate of 27%	$447	$511
Tax effect of:
Resource taxes	183	229
Non-deductible expenses (non-taxable income)	(27)	(20)
Derecognition (recognition) of deferred tax assets	(96)	206
Remeasurement of deferred Chilean mining royalty liability	63	88
Effect of taxes in foreign jurisdictions	20	15
Revisions to prior year estimates	(6)	11
Non-controlling interests	—	(77)
Effect from sale of discontinued operations	—	633
Other	—	12
Total income taxes from continuing and discontinued operations	$584	$1,608

Represented by:
Current income taxes	749	1,594
Deferred income taxes	(165)	14
Total income taxes from continuing and discontinued operations	$584	$1,608

Provision for income taxes from continuing operations	584	205
Provision for income taxes from discontinued operations	—	1,403
Total income taxes from continuing and discontinued operations	$584	$1,608

Current income taxes are accrued and paid in all jurisdictions in which we operate.
23. Income Taxes (continued)

b) Continuity of Deferred Tax Assets and Liabilities

(CAD$ in millions)	January 1, 2025	Through Profit (Loss)	Through OCI	Transfer	December 31, 2025
Net operating loss and capital loss carryforwards	$1,172	$562	$(65)	$—	$1,669
Property, plant and equipment	(814)	(254)	39	71	(958)
Decommissioning and restoration provisions	127	22	(4)	(16)	129
Other temporary differences (TDs)	87	39	1	(36)	91
Deferred income tax assets	$572	$369	$(29)	$19	$931
Net operating loss and capital loss carryforwards	$(2)	$(7)	$—	$—	$(9)
Property, plant and equipment	3,169	(15)	(72)	(76)	3,006
Decommissioning and restoration provisions	(1,183)	113	13	—	(1,057)
Unrealized foreign exchange	(41)	10	(1)	—	(32)
Withholding taxes	151	34	(8)	—	177
Inventories	193	(51)	—	—	142
Partnership income deferral and other TDs	6	120	12	95	233
Deferred income tax liabilities	$2,293	$204	$(56)	$19	$2,460

(CAD$ in millions)	January 1, 2024	Through Profit (Loss)	Through OCI	Transfer	Sale of Steelmaking Coal Business	December 31, 2024

Net operating loss and capital loss carryforwards	$61	$536	$66	$509	$—	$1,172
Property, plant and equipment	(167)	(10)	(116)	(521)	—	(814)
Decommissioning and restoration provisions	167	(77)	(2)	39	—	127
Other TDs	4	70	70	(57)	—	87
Deferred income tax assets	$65	$519	$18	$(30)	$—	$572
Net operating loss and capital loss carryforwards	$(652)	$140	$—	$509	$1	$(2)
Property, plant and equipment	7,894	166	112	(521)	(4,482)	3,169
Decommissioning and restoration provisions	(1,167)	13	(20)	39	(48)	(1,183)
Unrealized foreign exchange	(75)	41	(7)	—	—	(41)
Withholding taxes	116	25	10	—	—	151
Inventories	161	9	(1)	5	19	193
Partnership income deferral and other TDs	(89)	139	23	(62)	(5)	6
Deferred income tax liabilities	$6,188	$533	$117	$(30)	$(4,515)	$2,293
23. Income Taxes (continued)

c) Deferred Tax Assets and Liabilities Not Recognized

We have not recognized $249 million (2024 – $266 million) of deferred tax assets to the extent where it is not probable future taxable profits will be available against which deductible temporary differences can be utilized.

Deferred tax liabilities of approximately $879 million (2024 – $905 million) have not been recognized on the unremitted foreign earnings associated with investments in subsidiaries and interests in joint arrangements where we control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future.

d) Loss Carryforwards

At December 31, 2025, we had $60 million (2024 – $147 million) of Canadian net operating loss carryforwards, which expire at various dates between 2032 and 2044, and $6.1 billion (2024 – $4.2 billion) of Chilean net operating losses with an indefinite carryforward period. Deferred tax benefits of $1.7 billion (2024 – $1.2 billion) related to these tax pools have been recognized.